Schedule of Changes in Unrecognized Income Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits classified within deferred taxes as a reduction of net operating loss carryforwards				$ 11.5	$ 12.1	$ 11.7
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Increases in prior period tax positions	$ 0.0	$ 0.0	$ 0.0
Decreases in prior period tax positions	0.0	(0.1)	(0.7)
Increases in current period tax positions	0.9	0.7	0.7
Unrecognized tax benefits	14.4	14.7	14.7	14.4	14.7	$ 14.7	$ 22.7
Expiration of the statute of limitations	(1.2)	(0.6)	(0.4)
Settlements	0.0	0.0	(7.6)
Ending balance	$ 14.4	$ 14.7	$ 14.7
Income tax penalties and interest accrued				2.7	$ 2.7
Unrecognized tax benefits that would impact effective tax rate				3.0
Unrecognized tax benefits that will be recognized within 12 months of year end				$ 2.0